CAPITAL SECURITIES - Reconciliation of cash flows from financing activities from capital securities (Details) $ in Millions	6 Months Ended
Jun. 30, 2023 USD ($)
Non-cash changes on capital securities
Capital Securities	$ 2,833
Non-cash changes in capital securities
Capital securities redeemed	(7)
Fair value changes	(147)
Foreign currency translation and other	24
Acquisition of Foreign Investments	132
Capital Securities	$ 2,835